UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2018

Date of reporting period: September 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEP    09.30.17

SEMI-ANNUAL REPORT

AB EMERGING MARKETS
MULTI-ASSET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Emerging Markets Multi-Asset Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

November 13, 2017

This report provides management’s discussion of fund performance for AB Emerging Markets Multi-Asset Portfolio for the semi-annual reporting period ended September 30, 2017.

The Fund’s investment objective is to maximize total return. Total return is the sum of capital appreciation and income.

NAV RETURNS AS OF SEPTEMBER 30, 2017 (unaudited)

	6 Months		12 Months
AB EMERGING MARKETS MULTI-ASSET PORTFOLIO
Class A Shares	7.33%		11.35%
Class C Shares	6.87%		10.49%
Advisor Class Shares[1]	7.42%		11.61%
Class R Shares[1]	7.19%		11.13%
Class K Shares[1]	7.27%		11.26%
Class I Shares[1]	7.49%		11.66%
Class Z Shares[1]	-0.23%	[2]	—
MSCI EM Index (net)	14.66%		22.46%

1	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Since inception on 7/31/2017.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index (net), for the six- and 12-month periods ended September 30, 2017. The inception date for Class Z shares was July 31, 2017; due to limited performance history, there is no discussion of comparison to the benchmark for this share class.

All share classes of the Fund underperformed the benchmark for both periods, before sales charges. During the six-month period, equity assets underperformed relative to the benchmark, while fixed-income assets underperformed relative to equity assets. Equity security selection in technology and utilities, along with overweights in industrial commodities and financials, detracted. However, security selection in the capital equipment, financials and energy sectors contributed, as did sector underweights in health care and telecommunications. Country selection (a result of bottom-up security analysis combined with fundamental research)

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detracted from returns because of an overweight to the US. An underweight in South Africa contributed to returns.

Equity assets underperformed during the 12-month period, relative to the benchmark; fixed-income assets underperformed relative to equity assets. Within equity sectors, an overweight in industrial commodities and underweight in consumer cyclicals detracted, along with security selection in technology, utilities and industrial commodities. Security selection within consumer staples, capital equipment and financials contributed, along with underweights in telecommunications, health care and consumer staples. Country selection detracted from returns because of an overweight in Russia; an underweight to Morocco contributed.

The Fund utilized derivatives for hedging and investment purposes in the form of currency forwards, interest rate swaps and futures, which added to returns for both periods, in absolute terms; total return swaps for hedging and investments purposes detracted for both periods. Variance swaps and credit default swaps for hedging purposes detracted for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

Political events and central bank action had a significant impact on bond markets in the 12-month period ended September 30, 2017. Donald Trump’s US presidential election victory and the promise of fiscal stimulus, a retreat from globalization and relaxed regulation were initially treated as positive developments by financial markets, though uncertainty regarding the new administration’s ability to implement meaningful reform increased during the period. Markets were surprised when UK prime minister Theresa May called for a snap parliamentary election three years ahead of schedule, in an effort to firm up the country’s mandate going into Brexit negotiations. The election results increased political uncertainty when May’s Conservative Party failed to secure a majority position. Investors were relieved when centrist, pro-EU candidate Emmanuel Macron was elected president of France and his party went on to win a parliamentary majority. His reformist agenda was seen as more business friendly than the protectionist policies espoused by his opponent. In June 2017, the US Federal Reserve raised interest rates for the third consecutive quarter, hikes that were universally anticipated by markets.

Emerging-market debt rallied over both periods, helped by a positive global growth story and oil prices reaching a two-and-a-half-year high. In the 12-month period, developed-market treasury yields rose almost across the board; shorter maturities in the UK and eurozone were the exception. Emerging-market local-currency government bonds rebounded, while investment-grade credit securities posted flat returns, but both outperformed the negative returns of developed-market treasuries. In the six-month period, US, Canadian, Japanese and Australian yields generally rose, while eurozone yields moved in different directions. Investment-grade

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credit securities, emerging-market local-currency government bonds and developed-market treasuries all performed well, though they trailed the rally in global high yield.

INVESTMENT POLICIES

The Fund invests at least 80% of its net assets under normal circumstances in securities of emerging-market issuers and/or the currencies of emerging-market countries. Examples of emerging-market countries include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Israel, Kazakhstan, Malaysia, Mexico, the People’s Republic of China, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. The Fund may invest up to 20% of its net assets in the securities of developed-market issuers.

The Fund invests in equity securities, debt securities and currencies, and does not attempt to maintain a constant or relatively constant allocation among these asset classes. Rather, allocations among asset classes are adjusted based on the Adviser’s view of the relative attractiveness of the asset classes. These allocations are informed by the Adviser’s proprietary asset allocation tools, which are comprised of a series of volatility, correlation and expected return forecasts. The Adviser reviews potential Fund investments in each asset class holistically from a country, currency, sector and security standpoint to optimize overall portfolio construction. Under normal circumstances, the Fund will invest between 30% and 95% of its net assets in equity securities, and between 0% and 65% of its net assets in debt securities, with any remainder held in cash (including foreign currency). The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments and its assets may at times be concentrated in a particular country or region.

The process for selecting equity securities for the Fund is primarily bottom-up. The Adviser seeks to identify stocks that are attractive based on valuation, profitability, earnings quality, business trends, price momentum and other measures. The process for selecting debt securities for the Fund is more top-down. The Adviser believes that inefficiencies in the global debt markets arise from investor emotion, market complexity and conflicting investment agendas. The Adviser combines quantitative forecasts with fundamental credit and economic research in seeking to exploit these inefficiencies. The Adviser seeks to generate returns from the Fund’s fixed-income investments through a combination of country selection, currency allocation, sector analysis and security selection. Debt securities may include those of both corporate and governmental issuers, and may include below investment-grade debt securities (“junk bonds”). The Fund may invest in debt securities with a range of maturities from short- to long-term.

(continued on next page)

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The Adviser considers both quantitative and fundamental factors in adjusting the Fund’s currency exposures. In addition to the Fund’s currency exposure that results from its investments in equity and debt securities denominated in foreign currencies (and any related hedging), the Fund may hold foreign currency (or related derivatives) independently of any such investments, and may hold a currency even if the Fund does not hold any securities denominated in that currency.

The Fund expects to utilize derivatives, such as futures contracts, forwards and swaps, and invest in exchange-traded funds (“ETFs”) to a significant extent. Derivatives and ETFs may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure than buying and selling direct investments. In determining when and to what extent to enter into derivatives transactions or to invest in ETFs, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. Derivatives may also be used for hedging purposes, including to hedge against interest rate, credit and currency fluctuations. The Adviser also expects to use derivatives frequently to effectively leverage the Fund by creating aggregate exposure somewhat in excess of the Fund’s net assets. The notional value of derivatives and ETFs linked to emerging-market securities or currencies are counted towards meeting the percentage minimums and ranges set forth above, including the requirement that the Fund invest at least 80% of its net assets in the securities of emerging-market issuers and/or the currencies of emerging-market countries.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI EM Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI EM Index (net, free float-adjusted, market capitalization weighted) represents the equity market performance of emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Emerging Market Risk: Investments in emerging-market countries may involve more risk than investments in other foreign countries because the markets in emerging-market countries are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging-market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk: The Fund may not always be diversified among countries or geographic regions and the effect on the Fund’s net asset value (“NAV”) of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region.

Allocation Risk: The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may

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DISCLOSURES AND RISKS (continued)

have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging-markets context, as movements in emerging-market equity and emerging-market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally, and less secondary market liquidity.

Derivatives Risk: Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

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DISCLOSURES AND RISKS (continued)

Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2017 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	11.35%	6.67%
5 Years	3.30%	2.40%
Since Inception[1]	2.38%	1.66%
CLASS C SHARES
1 Year	10.49%	9.49%
5 Years	2.55%	2.55%
Since Inception[1]	1.63%	1.63%
ADVISOR CLASS SHARES[2]
1 Year	11.61%	11.61%
5 Years	3.58%	3.58%
Since Inception[1]	2.66%	2.66%
CLASS R SHARES[2]
1 Year	11.13%	11.13%
5 Years	3.07%	3.07%
Since Inception[1]	2.16%	2.16%
CLASS K SHARES[2]
1 Year	11.26%	11.26%
5 Years	3.32%	3.32%
Since Inception[1]	2.40%	2.40%
CLASS I SHARES[2]
1 Year	11.66%	11.66%
5 Years	3.57%	3.57%
Since Inception[1]	2.66%	2.66%
CLASS Z SHARES[2]
Since Inception[3]	-0.23%	-0.23%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 2.82%, 3.59%, 2.54%, 3.14%, 2.79%, 2.41% and 2.41% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense and extraordinary expenses to 1.24%, 1.99%, 0.99%, 1.49%, 1.24%, 0.99% and 0.99% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before July 31, 2018. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Inception date: 8/31/2011.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 7/31/2017.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

SEPTEMBER 30, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	6.67%
5 Years	2.40%
Since Inception[1]	1.66%
CLASS C SHARES
1 Year	9.49%
5 Years	2.55%
Since Inception[1]	1.63%
ADVISOR CLASS SHARES[2]
1 Year	11.61%
5 Years	3.58%
Since Inception[1]	2.66%
CLASS R SHARES[2]
1 Year	11.13%
5 Years	3.07%
Since Inception[1]	2.16%
CLASS K SHARES[2]
1 Year	11.26%
5 Years	3.32%
Since Inception[1]	2.40%
CLASS I SHARES[2]
1 Year	11.66%
5 Years	3.57%
Since Inception[1]	2.66%
CLASS Z SHARES[2]
Since Inception[3]	-0.23%

1	Inception date: 8/31/2011.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 7/31/2017.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period*		Annualized Expense Ratio*		Total Expenses Paid During Period+		Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,073.30	$6.39		1.23%		$6.44		1.24%
Hypothetical**	$1,000	$1,018.90	$6.23		1.23%		$6.28		1.24%
Class C
Actual	$1,000	$1,068.70	$10.27		1.98%		$10.32		1.99%
Hypothetical**	$1,000	$1,015.14	$10.00		1.98%		$10.05		1.99%
Advisor Class
Actual	$1,000	$1,074.20	$5.10		0.98%		$5.15		0.99%
Hypothetical**	$1,000	$1,020.16	$4.96		0.98%		$5.01		0.99%
Class R
Actual	$1,000	$1,071.90	$7.69		1.48%		$7.74		1.49%
Hypothetical**	$1,000	$1,017.65	$7.49		1.48%		$7.54		1.49%
Class K
Actual	$1,000	$1,072.70	$6.34		1.22%		$6.44		1.24%
Hypothetical**	$1,000	$1,018.95	$6.17		1.22%		$6.28		1.24%
Class I
Actual	$1,000	$1,074.90	$5.05		0.97%		$5.15		0.99%
Hypothetical**	$1,000	$1,020.21	$4.91		0.97%		$5.01		0.99%
Class Z
Actual	$1,000	$997.70	$1.66	***	0.98	%***	$1.70	***	1.00	%***
Hypothetical**	$1,000	$1,006.83	$1.67	***	0.98	%***	$1.70	***	1.00	%***

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

***	Actual expenses paid are based on the period from July 31, 2017 (commencement of distribution) and are equal to the Class’s annualized expense ratio, multiplied by 62/365 (to reflect the since inception period). Hypothetical expenses are equal to the Class’s annualized ratio, multiplied by the average account value of the period, multiplied by 183/365 (to reflect the one-half year period).

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

September 30, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $99.7

1	All data are as of September 30, 2017. The Fund’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” sector weightings represent 1.7% or less in the following sectors: Consumer Staples, Funds and Investment Trusts, Health Care, Inflation-Linked Securities, Regional Bonds and Telecommunication Services.

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PORTFOLIO SUMMARY (continued)

September 30, 2017 (unaudited)

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
Kingboard Chemical Holdings Ltd.	$2,737,455	2.7%
Samsung Electronics Co., Ltd.	2,294,710	2.3
Yangzijiang Shipbuilding Holdings Ltd.	2,266,499	2.3
Marubeni Corp.	2,178,014	2.2
Tencent Holdings Ltd.	2,024,268	2.0
Alibaba Group Holding Ltd. (Sponsored ADR)	1,866,995	1.9
Woori Bank	1,689,350	1.7
Hana Financial Group, Inc.	1,619,643	1.6
Asustek Computer, Inc.	1,598,717	1.6
Turkiye Is Bankasi – Class C	1,432,981	1.4
	$19,708,632	19.7%

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Angola, Azerbaijan, Bahrain, Colombia, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Hungary, Indonesia, Ivory Coast, Jamaica, Kazakhstan, Lebanon, Nigeria, Panama, Peru, Philippines, Poland, Romania, Sri Lanka, Suriname, Sweden, Thailand, Trinidad & Tobago, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela and Vietnam.

2	Long-term investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 67.5%
Information Technology – 18.6%
Electronic Equipment, Instruments & Components – 6.1%
HannStar Display Corp.	797,000	$309,601
Hon Hai Precision Industry Co., Ltd.	88,415	307,057
Innolux Corp.	1,779,000	832,723
Kingboard Chemical Holdings Ltd.	514,000	2,737,455
LG Display Co., Ltd.	11,540	309,135
Tripod Technology Corp.	396,000	1,373,846
WPG Holdings Ltd.	103,000	137,291
Zhen Ding Technology Holding Ltd.	37,000	75,202

		6,082,310

Internet Software & Services – 4.5%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	10,810	1,866,995
NetEase, Inc. (ADR)	2,210	583,020
Tencent Holdings Ltd.	46,300	2,024,268

		4,474,283

Semiconductors & Semiconductor Equipment – 2.1%
Hua Hong Semiconductor Ltd.(b)	105,000	142,641
Hyundai Robotics Co., Ltd.(a)	82	30,618
Novatek Microelectronics Corp.	76,000	286,289
Phison Electronics Corp.	51,000	606,288
Realtek Semiconductor Corp.	21,000	72,548
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	171,899
Vanguard International Semiconductor Corp.	48,000	82,902
Winbond Electronics Corp.	860,000	751,049

		2,144,234

Technology Hardware, Storage & Peripherals – 5.9%
Asustek Computer, Inc.	194,000	1,598,717
Foxconn Technology Co., Ltd.	52,000	150,489
Lite-On Technology Corp.	183,068	262,235
Pegatron Corp.	414,000	1,077,982
Samsung Electronics Co., Ltd.	859	1,932,942
Samsung Electronics Co., Ltd. (Preference Shares)	200	361,768
Wistron Corp.	631,324	506,316

		5,890,449

		18,591,276

Financials – 18.5%
Banks – 14.6%
Agricultural Bank of China Ltd. – Class H	2,286,000	1,029,045
Banca Transilvania SA	67,885	38,784
Bank of China Ltd. – Class H	1,928,000	957,682

16 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bank of Communications Co., Ltd. – Class H	139,000	$102,029
BNK Financial Group, Inc.	31,096	271,929
China Construction Bank Corp. – Class H	889,000	742,717
China Development Financial Holding Corp.	1,510,000	453,899
China Everbright Bank Co., Ltd. – Class H	1,316,000	609,470
Chongqing Rural Commercial Bank Co., Ltd. – Class H	1,266,000	805,939
Commercial Bank of Ceylon PLC	91,613	83,187
DGB Financial Group, Inc.	70,620	648,169
Hana Financial Group, Inc.	39,040	1,619,643
HDFC Bank Ltd. (ADR)	5,610	540,636
HSBC Holdings PLC	26,400	260,750
Industrial & Commercial Bank of China Ltd. – Class H	858,000	641,363
Industrial Bank of Korea	79,610	1,003,593
Itausa – Investimentos Itau SA	110	364
Itausa – Investimentos Itau SA (Preference Shares)	100,327	349,402
KB Financial Group, Inc.	18,050	888,044
OTP Bank PLC	5,850	219,620
Turkiye Halk Bankasi AS	59,880	203,655
Turkiye Is Bankasi – Class C	753,110	1,432,981
Woori Bank	108,210	1,689,350

		14,592,251

Capital Markets – 1.8%
China Everbright Ltd.	556,000	1,284,003
NH Investment & Securities Co., Ltd.	45,760	546,525

		1,830,528

Consumer Finance – 0.1%
Samsung Card Co., Ltd.	3,350	108,023

Diversified Financial Services – 1.7%
Aditya Birla Capital Ltd.(a)	35,938	101,729
Fubon Financial Holding Co., Ltd.	53,000	82,827
Power Finance Corp., Ltd.	249,810	468,036
Rural Electrification Corp., Ltd.	419,180	984,262

		1,636,854

Insurance – 0.3%
Powszechny Zaklad Ubezpieczen SA	20,070	253,302

		18,420,958

Industrials – 11.8%
Airlines – 2.0%
Air Arabia PJSC	549,250	170,865
Air China Ltd. – Class H	898,000	746,911
China Southern Airlines Co., Ltd. – Class H	1,056,000	727,829
Turk Hava Yollari AO(a)	134,500	330,242

		1,975,847

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Building Products – 0.8%
Asahi Glass Co., Ltd.	21,500	$798,576

Construction & Engineering – 0.5%
Voltas Ltd.	68,590	531,580

Electrical Equipment – 0.5%
Hyundai Electric & Energy Systems Co., Ltd.(a)	56	11,246
Walsin Lihwa Corp.	1,099,000	503,034

		514,280

Industrial Conglomerates – 0.3%
Far Eastern New Century Corp.	71,000	56,295
John Keells Holdings PLC	231,990	246,569

		302,864

Machinery – 3.7%
China Yuchai International Ltd.	15,800	351,708
Hyundai Construction Equipment Co., Ltd.(a)	54	17,648
Hyundai Heavy Industries Co., Ltd.(a)	477	60,721
Sinotruk Hong Kong Ltd.	687,500	956,423
Yangzijiang Shipbuilding Holdings Ltd.	2,144,200	2,266,499

		3,652,999

Trading Companies & Distributors – 3.1%
Marubeni Corp.	318,600	2,178,014
Sumitomo Corp.	62,800	904,157

		3,082,171

Transportation Infrastructure – 0.9%
Jiangsu Expressway Co., Ltd. – Class H	430,000	660,354
Zhejiang Expressway Co., Ltd. – Class H	202,000	251,632

		911,986

		11,770,303

Materials – 5.8%
Chemicals – 2.9%
Formosa Chemicals & Fibre Corp.	16,000	48,721
Hanwha Chemical Corp.	28,970	824,266
Hyosung Corp.	2,650	337,705
Mitsubishi Gas Chemical Co., Inc.	7,700	180,669
PTT Global Chemical PCL	21,700	50,102
Sinopec Shanghai Petrochemical Co., Ltd. – Class H	2,056,000	1,228,352
Ube Industries Ltd.	6,300	182,319

		2,852,134

Construction Materials – 0.5%
Anhui Conch Cement Co., Ltd. – Class H	24,500	98,337
Grasim Industries Ltd.	25,670	445,629

		543,966

18 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Metals & Mining – 1.0%
MMC Norilsk Nickel PJSC (ADR)	140	$2,408
Novolipetsk Steel PJSC (GDR)(a)(b)	8,040	182,910
Novolipetsk Steel PJSC (GDR)(b)	23,930	545,093
POSCO	530	147,279
Vedanta Ltd. (ADR)	5,756	111,436

		989,126

Paper & Forest Products – 1.4%
Lee & Man Paper Manufacturing Ltd.	109,000	140,248
Svenska Cellulosa AB SCA – Class B	143,940	1,220,115

		1,360,363

		5,745,589

Real Estate – 3.4%
Real Estate Management & Development – 3.4%
Aldar Properties PJSC	621,670	395,195
CIFI Holdings Group Co., Ltd.	2,552,000	1,425,995
CK Asset Holdings Ltd.	39,500	328,377
Kerry Properties Ltd.	78,500	326,054
Robinsons Land Corp.	456,100	227,487
Wheelock & Co., Ltd.	92,000	649,418

		3,352,526

Utilities – 2.4%
Electric Utilities – 0.8%
CEZ AS	16,610	333,642
Korea Electric Power Corp.	13,250	450,173

		783,815

Independent Power and Renewable Electricity Producers – 1.6%
Datang International Power Generation Co., Ltd. – Class H(a)	2,846,000	913,480
Huadian Power International Corp., Ltd. – Class H	224,000	90,848
Huaneng Power International, Inc. – Class H	208,000	128,924
NHPC Ltd.	1,077,243	448,098

		1,581,350

		2,365,165

Consumer Discretionary – 2.2%
Auto Components – 0.6%
Motherson Sumi Systems Ltd.	114,595	591,372

Automobiles – 0.0%
Kia Motors Corp.	1,050	29,050

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.2%
TAL Education Group (ADR)	7,120	$240,015

Household Durables – 0.6%
Skyworth Digital Holdings Ltd.	1,188,000	608,858

Media – 0.2%
I-CABLE Communications Ltd.(a)	34,949	1,171
Sun TV Network Ltd.	14,560	170,545

		171,716

Textiles, Apparel & Luxury Goods – 0.6%
LPP SA	105	235,151
Luthai Textile Co., Ltd. – Class B	85,686	96,803
Pacific Textiles Holdings Ltd.	267,000	274,682

		606,636

		2,247,647

Energy – 2.1%
Oil, Gas & Consumable Fuels – 2.1%
China Petroleum & Chemical Corp. – Class H	116,000	87,427
Cosan SA Industria e Comercio	40,100	458,336
LUKOIL PJSC (Sponsored ADR)	15,290	810,829
Surgutneftegas OJSC (Sponsored ADR)	42,740	219,055
Tatneft PJSC (Sponsored ADR)	5,400	231,023
YPF SA (Sponsored ADR)	12,180	271,371

		2,078,041

Telecommunication Services – 1.1%
Diversified Telecommunication Services – 1.1%
China Communications Services Corp., Ltd. – Class H	1,406,000	725,906
Chunghwa Telecom Co., Ltd.	18,000	62,009
KT Corp. (Sponsored ADR)	8,660	120,114
Telkom SA SOC Ltd.	48,220	211,169

		1,119,198

Consumer Staples – 0.8%
Food Products – 0.3%
Uni-President Enterprises Corp.	14,000	29,354
Vietnam Dairy Products JSC	36,870	242,053

		271,407

Tobacco – 0.5%
ITC Ltd.	120,760	477,085
KT&G Corp.	910	83,975

		561,060

		832,467

20 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Health Care – 0.8%
Health Care Providers & Services – 0.8%
Qualicorp SA		63,400	$758,682

Pharmaceuticals – 0.0%
Richter Gedeon Nyrt		1,110	27,582

			786,264

Total Common Stocks (cost $62,650,710)			67,309,434

		Principal Amount (000)
FIXED INCOME SECURITIES – 25.6%
Sovereign Bonds – 12.3%
Argentine Republic Government International Bond 5.625%, 1/26/22	U.S.$	240	252,000
6.875%, 1/26/27		205	221,503
7.50%, 4/22/26		866	973,384
Bahrain Government International Bond 7.00%, 10/12/28(b)		200	204,000
Brazilian Government International Bond 2.625%, 1/05/23		597	571,628
Dominican Republic International Bond 5.875%, 4/18/24(b)		225	243,563
Ecuador Government International Bond 9.65%, 12/13/26(b)		400	420,000
Egypt Government International Bond 6.125%, 1/31/22(b)		200	207,250
El Salvador Government International Bond 6.375%, 1/18/27(b)		49	48,388
7.65%, 6/15/35(b)		76	78,090
8.625%, 2/28/29(b)		139	155,680
Indonesia Government International Bond 3.375%, 4/15/23(b)		655	666,233
Ivory Coast Government International Bond 5.375%, 7/23/24(b)		200	201,750
Jamaica Government International Bond 8.00%, 3/15/39		108	133,245
Kazakhstan Government International Bond 4.875%, 10/14/44(b)		200	204,500
Lebanon Government International Bond 8.25%, 4/12/21(b)		78	84,045
Series E 6.10%, 10/04/22(b)		216	215,460

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico Government International Bond 4.125%, 1/21/26	U.S.$	286	$301,301
4.75%, 3/08/44		300	309,450
Nigeria Government International Bond 5.625%, 6/27/22		163	166,871
Panama Government International Bond 4.00%, 9/22/24		200	213,500
Republic of Angola Via Northern Lights III BV 7.00%, 8/17/19(b)		125	128,750
Republic of Azerbaijan International Bond 4.75%, 3/18/24(b)		200	205,700
Republic of South Africa Government International Bond 4.665%, 1/17/24		231	236,486
4.85%, 9/27/27		200	198,020
5.65%, 9/27/47		380	377,150
5.875%, 9/16/25		200	216,000
Republic Of Suriname 9.25%, 10/26/26(b)		200	215,719
Russian Foreign Bond – Eurobond 5.25%, 6/23/47(b)		400	409,400
5.625%, 4/04/42(b)		200	222,250
Sri Lanka Government International Bond 6.25%, 7/27/21(b)		200	215,172
Tanzania Government International Bond 7.452% (LIBOR 6 Month + 6.00%), 3/09/20(b)(c)		111	116,111
Trinidad & Tobago Government International Bond 4.50%, 8/04/26(b)		200	201,750
Turkey Government International Bond 3.25%, 3/23/23		948	901,785
4.875%, 10/09/26		200	198,500
5.75%, 5/11/47		589	578,692
6.00%, 3/25/27		272	292,060
7.00%, 6/05/20		95	103,788
7.375%, 2/05/25		193	224,121
Ukraine Government International Bond 7.375%, 9/25/32(b)		200	194,750
7.75%, 9/01/22-9/01/24(b)		998	1,053,237
Uruguay Government International Bond 4.375%, 10/27/27		18	19,622
5.10%, 6/18/50		43	45,365

22 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Venezuela Government International Bond 9.00%, 5/07/23(b)	U.S.$	143	$50,015
9.25%, 5/07/28(b)		88	30,277

Total Sovereign Bonds (cost $12,006,604)			12,306,561

Treasury Bonds – 3.5%
Colombian TES Series B 10.00%, 7/24/24	COP	454,000	185,455
Indonesia Treasury Bond Series FR70 8.375%, 3/15/24	IDR	2,656,000	216,666
Mexican Bonos Series M 6.50%, 6/10/21	MXN	15,655	853,725
8.00%, 6/11/20		2,194	124,253
Series M 20 10.00%, 12/05/24		6,556	426,300
Republic of South Africa Government Bond Series 2023 7.75%, 2/28/23	ZAR	5,252	385,315
Series 2030 8.00%, 1/31/30		747	50,662
Series 2048 8.75%, 2/28/48		5,184	346,311
Series R186 10.50%, 12/21/26		4,286	355,106
Series R213 7.00%, 2/28/31		829	50,995
Russian Federal Bond – OFZ Series 6212 7.05%, 1/19/28	RUB	20,829	351,187
Uruguay Government International Bond 8.50%, 3/15/28(b)	UYU	543	19,313
9.875%, 6/20/22(b)		2,715	100,976

Total Treasury Bonds (cost $3,393,623)			3,466,264

Corporate Bonds – 3.0%
Banco do Brasil SA/Cayman 9.00%, 6/18/24(b)(d)	U.S.$	200	213,800
Cosan Ltd. 5.95%, 9/20/24(b)		200	204,702
Ecopetrol SA 5.875%, 9/18/23		365	405,880

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Housing Development Finance Corp., Ltd. Series G 7.875%, 8/21/19(b)(e)	INR	10,000	$155,935
Indiabulls Housing Finance Ltd. 8.567%, 10/15/19(b)(e)		10,000	154,183
Klabin Finance SA 4.875%, 9/19/27(b)	U.S.$	200	198,873
Minerva Luxembourg SA 6.50%, 9/20/26(b)		200	202,175
Odebrecht Finance Ltd. 7.125%, 6/26/42(b)		200	76,000
Petrobras Global Finance BV 5.299%, 1/27/25(b)		269	268,811
6.125%, 1/17/22		169	181,431
6.25%, 3/17/24		128	136,774
6.85%, 6/05/15		23	21,915
7.375%, 1/17/27		56	61,634
8.75%, 5/23/26		52	62,585
Tonon Luxembourg SA 9.25%, 1/24/20(a)(e)(f)(g)(h)		276	30,360
Unifin Financiera SAB de CV SOFOM ENR 7.00%, 1/15/25(b)		200	202,500
Vale Overseas Ltd. 6.875%, 11/21/36		54	61,822
Virgolino de Oliveira Finance SA 11.75%, 2/09/22(a)(f)(g)		202	9,090
VM Holding SA 5.375%, 5/04/27(b)		200	209,920
YPF SA 6.95%, 7/21/27(b)		75	79,594

Total Corporate Bonds (cost $3,217,369)			2,937,984

Emerging Markets – Treasuries – 2.4%
Argentine Bonos del Tesoro 15.50%, 10/17/26	ARS	444	27,235
16.00%, 10/17/23		1,322	78,796
18.20%, 10/03/21		2,737	162,773
21.20%, 9/19/18		1,230	70,722
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21-1/01/25	BRL	1,410	458,258
Dominican Republic International Bond 16.00%, 7/10/20(f)	DOP	7,100	171,973
16.95%, 2/04/22(b)		1,600	41,941

24 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nigeria Government Bond Series 5YR 14.50%, 7/15/21	NGN	19,100	$50,834
15.54%, 2/13/20		27,281	75,281
Sri Lanka Government Bonds Series A 10.75%, 3/01/21	LKR	15,000	100,312
11.50%, 12/15/21-8/01/26		76,000	527,985
Turkey Government Bond 8.00%, 3/12/25	TRY	1,679	405,383
11.00%, 2/24/27		327	93,453
11.10%, 5/15/19		604	168,216

Total Emerging Markets – Treasuries (cost $2,441,370)			2,433,162

Quasi-Sovereign Bonds – 2.1%
Petroleos de Venezuela SA 5.375%, 4/12/27(b)	U.S.$	158	47,400
6.00%, 11/15/26(b)		167	50,684
8.50%, 10/27/20(b)		150	124,500
9.00%, 11/17/21(b)		128	52,823
Petroleos Mexicanos 4.25%, 1/15/25		48	47,842
4.625%, 9/21/23		225	231,997
4.967% (LIBOR 3 Month + 3.65%), 3/11/22(b)(c)		248	270,072
5.50%, 6/27/44		62	57,660
5.625%, 1/23/46		44	41,074
6.75%, 9/21/47		119	126,664
6.875%, 8/04/26		297	337,808
Sinopec Group Overseas Development Ltd. Series 2012 3.90%, 5/17/22(b)		271	283,882
State Grid Overseas Investment Ltd. Series 2013 3.125%, 5/22/23(b)		200	202,565
Trinidad Generation UnLtd. 5.25%, 11/04/27(b)		200	202,500

Total Quasi-Sovereign Bonds (cost $2,011,592)			2,077,471

Inflation-Linked Securities – 1.6%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/22-8/15/50	BRL	1,337	1,424,209

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexican Udibonos Series S 4.00%, 6/13/19	MXN	2,881	$161,084
Uruguay Government International Bond 5.00%, 9/14/18	UYU	1,427	49,977

Total Inflation-Linked Securities (cost $1,600,025)			1,635,270

Regional Bonds – 0.7%
Provincia de Buenos Aires/Argentina 5.75%, 6/15/19(b)	U.S.$	150	154,875
9.125%, 3/16/24(b)		150	172,500
25.33% (BADLAR + 3.83%), 5/31/22(c)	ARS	3,132	181,733
Provincia de Cordoba 7.125%, 6/10/21(b)	U.S.$	150	160,875
Provincia de Neuquen Argentina 7.50%, 4/27/25(b)		68	70,720

Total Regional Bonds (cost $714,440)			740,703

Total Fixed Income Securities (cost $25,385,023)			25,597,415

		Shares
WARRANTS – 0.4%
Information Technology – 0.4%
Electronic Equipment, Instruments & Components – 0.4%
FPT Corp., Macquarie Bank Ltd., expiring 9/10/18(a) (cost $438,854)		160,970	345,391

INVESTMENT COMPANIES – 0.2%
Funds and Investment Trusts – 0.2%
VFMVN30 ETF Fund(a) (cost $149,005)		363,070	207,683

RIGHTS – 0.0%
Industrials – 0.0%
Electrical Equipment – 0.0%
Hyundai Electric & Energy Systems Co., Ltd., expiring 11/10/17(a)(e)		17	653

26 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Machinery – 0.0%
Hyundai Construction Equipment Co., Ltd., expiring 11/07/17(a)(e)		16	$1,369

Total Rights (cost $0)			2,022

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.83%(i)(j)(k) (cost $3,059,116)		3,059,116	3,059,116

		Principal Amount (000)
TIME DEPOSITS – 0.4%
Barclays, London 0.59%, 10/02/17	U.S.$	272	272,139
BBH, Grand Cayman
(0.938)%, 10/02/17	SEK	32	3,893
(0.556)%, 10/02/17	EUR	3	3,049
0.01%, 10/02/17	SGD	13	9,401
0.042%, 10/02/17	NOK	2	216
0.05%, 10/02/17	GBP	1	1,727
0.15%, 10/02/17	CAD	1	621
0.50%, 10/02/17	AUD	7	5,346
6.25%, 10/02/17	ZAR	108	7,955
BNP Paribas, Paris 0.005%, 10/03/17	HKD	192	24,562
Sumitomo, Tokyo (0.23)%, 10/02/17	JPY	4,653	41,351

Total Time Deposits (cost $370,811)			370,260

Treasury Bonds – 0.3%
Egypt Treasury Bills Series 364D Zero Coupon%, 2/20/18	EGP	4,575	241,933
Series 273D Zero Coupon%, 2/13/18		1,650	87,625

Total Treasury Bonds (cost $327,102)			329,558

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sovereign Bonds – 0.3%
HSBC Bank PLC Zero Coupon, 11/02/17(b) (cost $305,384)	EGP	5,575	$310,510

Total Short-Term Investments (cost $4,062,413)			4,069,444

Total Investments – 97.8% (cost $92,686,005)			97,531,389
Other assets less liabilities – 2.2%			2,192,501

Net Assets – 100.0%			$99,723,890

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional Amount (000)			Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	72	October 2017	USD	– 0	–^	$862,740	$864,420	$1,680
MSCI Emerging Markets Index Futures	99	December 2017	USD	5		5,478,851	5,411,188	(67,663)
U.S. T-Note 5 Yr (CBT) Futures	7	December 2017	USD	700		827,500	822,500	(5,000)
U.S. T-Note 10 Yr (CBT) Futures	3	December 2017	USD	300		379,922	375,938	(3,984)
U.S. Ultra Bond (CBT) Futures	19	December 2017	USD	1,900		3,173,742	3,137,375	(36,367)

Sold Contracts
U.S. Ultra Bond (CBT) Futures	6	December 2017	USD	600		1,007,125	990,750	16,375

								$(94,959)

28 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group	USD	2,811	CNH	18,449	12/18/17	$(48,531)
Bank of America, NA	KRW	2,374,263	USD	2,100	10/26/17	25,702
Bank of America, NA	USD	511	KRW	584,340	10/26/17	(735)
Bank of America, NA	BRL	942	USD	294	11/03/17	(2,091)
Bank of America, NA	INR	39,556	USD	599	11/29/17	(2,465)
Bank of America, NA	USD	1,063	INR	68,573	11/29/17	(20,620)
Bank of America, NA	PHP	4,915	USD	96	12/13/17	101
Bank of America, NA	KRW	620,198	USD	547	12/18/17	5,172
Barclays Bank PLC	USD	603	MYR	2,591	10/26/17	10,048
Barclays Bank PLC	IDR	5,334,481	USD	398	11/16/17	3,370
Barclays Bank PLC	TWD	14,700	USD	485	11/22/17	510
Barclays Bank PLC	INR	18,812	USD	286	11/29/17	329
Barclays Bank PLC	INR	43,259	USD	657	11/29/17	(506)
Barclays Bank PLC	USD	918	INR	59,166	11/29/17	(19,200)
Barclays Bank PLC	USD	586	PHP	30,029	12/13/17	1,328
Barclays Bank PLC	USD	79	PLN	279	12/18/17	(2,626)
Barclays Bank PLC	USD	377	MYR	1,576	1/26/18	(4,479)
BNP Paribas SA	PLN	2,562	USD	712	12/18/17	9,384
Brown Brothers Harriman & Co.	USD	310	KRW	355,449	10/10/17	155
Brown Brothers Harriman & Co.	CZK	7,132	USD	329	12/18/17	3,186
Brown Brothers Harriman & Co.	PLN	1,431	USD	398	12/18/17	5,344
Brown Brothers Harriman & Co.	USD	1,003	THB	33,183	12/18/17	(7,549)
Brown Brothers Harriman & Co.	USD	168	TRY	605	12/18/17	(2,175)
Citibank, NA	USD	997	ARS	17,425	10/13/17	4,144
Citibank, NA	CLP	59,360	USD	96	10/24/17	3,182
Citibank, NA	COP	289,851	USD	98	10/24/17	(54)
Citibank, NA	PEN	1,628	USD	501	10/24/17	2,237
Citibank, NA	USD	73	RUB	4,236	11/22/17	(452)
Citibank, NA	HUF	77,207	USD	299	12/18/17	5,411
Citibank, NA	JPY	55,923	USD	500	12/18/17	1,114
Citibank, NA	ZAR	6,817	USD	495	12/18/17	(1,877)
Goldman Sachs Bank USA	USD	1,535	RUB	89,498	11/22/17	4,269
Goldman Sachs Bank USA	USD	877	RUB	50,782	11/22/17	(3,163)
Goldman Sachs Bank USA	USD	644	PLN	2,283	12/18/17	(17,918)
Goldman Sachs Bank USA	USD	1,355	TRY	4,739	12/18/17	(54,481)
JPMorgan Chase Bank	USD	145	KRW	163,951	10/26/17	(1,501)
JPMorgan Chase Bank	TWD	15,106	USD	501	11/22/17	3,091
Morgan Stanley Capital Services LLC	ZAR	6,063	USD	452	12/18/17	9,336
Royal Bank of Scotland PLC	ZAR	7,338	USD	545	12/18/17	9,874
Standard Chartered Bank	CNH	11,905	USD	1,807	12/18/17	24,074

						$(59,062)

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
BRL	9,200	1/02/19	7.340%	1 Day CDI	Zero Coupon/Zero Coupon	$(3,133)
BRL	3,000	1/02/19	9.235%	1 Day CDI	Zero Coupon/Zero Coupon	(19,558)
BRL	3,000	1/02/19	9.180%	1 Day CDI	Zero Coupon/Zero Coupon	(18,917)
BRL	2,500	1/02/19	8.590%	1 Day CDI	Zero Coupon/Zero Coupon	(10,674)
MXN	1,911	6/22/20	4 Week TIIE	6.770%	Monthly/Monthly	(349)
BRL	4,100	1/04/21	1 Day CDI	8.760%	Zero Coupon/Zero Coupon	3,191
BRL	1,500	1/04/21	1 Day CDI	9.630%	Zero Coupon/Zero Coupon	11,219
BRL	1,500	1/04/21	1 Day CDI	10.215%	Zero Coupon/Zero Coupon	17,939
BRL	1,500	1/04/21	1 Day CDI	10.165%	Zero Coupon/Zero Coupon	17,357
USD	271	10/11/26	1.612%	3 Month LIBOR	Semi-Annual/Quarterly	13,416
MXN	701	6/14/27	7.090%	4 Week TIIE	Monthly/Monthly	(56)

						$10,435

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Citibank, NA iShares JPMorgan $ Emerging Markets Bond ETF	17,861	LIBOR Minus 5.00%	Maturity	$2,064	11/15/17	$(12,885)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
iShares MSCI Emerging Markets ETF, 12/15/17*	$21.05	Maturity	$428	$(229,437)	$	– 0	–	$(229,437)
iShares MSCI Emerging Markets ETF, 12/15/17*	21.07	Maturity	441	(246,438)		– 0	–	(246,438)
iShares MSCI Emerging Markets ETF, 12/15/17*	18.85	Maturity	294	(90,536)		– 0	–	(90,536)
Deutsche Bank AG
iShares MSCI Emerging Markets ETF, 12/15/17*	19.50	Maturity	293	(76,696)		– 0	–	(76,696)

30 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
iShares MSCI Emerging Markets ETF, 10/20/17*	$14.40	Maturity	$135	$11,504	$	– 0	–	$11,504
iShares MSCI Emerging Markets ETF, 12/15/17*	21.45	Maturity	136	63,914		– 0	–	63,914

				$(567,689)	$	– 0	–	$(567,689)

*	Termination date

^	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $10,875,363 or 10.9% of net assets.

(c)	Floating Rate Security. Stated interest/floor rate was in effect at September 30, 2017.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.21% of net assets as of September 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond 16.00%, 7/10/20	9/11/12	$198,875	$171,973	0.17%
Tonon Luxembourg SA 9.25%, 1/24/20	6/28/13 – 7/24/15	263,889	30,360	0.03%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	7/12/13	172,629	9,090	0.01%

(g)	Defaulted.

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2017.

(i)	Affiliated investments.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviation:

ARS – Argentine Peso

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EGP – Egyptian Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

LKR – Sri Lankan Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigerian Naira

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BADLAR – Argentina Deposit Rates Badlar Private Banks

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

OJSC – Open Joint Stock Company

PJSC – Public Joint Stock Company

TIIE – Banco de México Equilibrium Interbank Interest Rate

See notes to financial statements.

32 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

September 30, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $89,626,889)	$94,472,273
Affiliated issuers (cost $3,059,116)	3,059,116
Cash collateral due from broker	897,036
Foreign currencies, at value (cost $924,314)	918,563
Receivable for investment securities sold and foreign currency transactions	3,642,758
Receivable for variation margin on futures	87,572
Receivable for capital stock sold	625,565
Unaffiliated dividends and interest receivable	556,764
Unrealized appreciation on forward currency exchange contracts	131,361
Unrealized appreciation on variance swaps	75,418
Affiliated dividends receivable	3,959
Receivable for terminated total return swaps	3,793
Receivable for variation margin on exchange-traded swaps	1,635

Total assets	104,475,813

Liabilities
Payable for investment securities purchased and foreign currency transactions	3,695,479
Unrealized depreciation on variance swaps	643,107
Unrealized depreciation on forward currency exchange contracts	190,423
Payable for capital stock redeemed	88,903
Advisory fee payable	23,571
Unrealized depreciation on total return swaps	12,885
Payable for terminated total return swaps	12,243
Distribution fee payable	2,873
Transfer Agent fee payable	2,256
Due to Custodian	68
Accrued expenses and other liabilities	80,115

Total liabilities	4,751,923

Net Assets	$99,723,890

Composition of Net Assets
Capital stock, at par	$1,025
Additional paid-in capital	97,188,568
Distributions in excess of net investment income	(101,342)
Accumulated net realized loss on investment and foreign currency transactions	(1,477,926)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	4,113,565

$99,723,890

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,109,752	731,632	$9.72	*

C	$1,422,230	146,875	$9.68

Advisor	$73,046,722	7,499,306	$9.74

R	$317,529	32,783	$9.69

K	$349,321	36,076	$9.68

I	$17,468,477	1,806,727	$9.67

Z	$9,859	1,020	$9.67

*	The maximum offering price per share for Class A shares was $10.15, which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 33

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $158,912)	$1,338,215
Affiliated issuers	25,995
Interest (net of foreign taxes withheld of $1,188)	766,186
Securities lending income	699	$2,131,095

Expenses
Advisory fee (see Note B)	349,735
Transfer agency—Class A	1,662
Transfer agency—Class C	313
Transfer agency—Advisor Class	16,787
Transfer agency—Class R	237
Transfer agency—Class K	307
Transfer agency—Class I	1,755
Transfer agency—Class Z	1
Distribution fee—Class A	7,118
Distribution fee—Class C	4,652
Distribution fee—Class R	560
Distribution fee—Class K	384
Custodian	96,948
Registration fees	47,147
Audit and tax	38,541
Legal	19,072
Directors’ fees	14,405
Printing	13,844
Administrative	3,024
Miscellaneous	40,173

Total expenses	656,665
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(242,687)

Net expenses		413,978

Net investment income		1,717,117

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		1,273,441 (a)
Forward currency exchange contracts		177,051
Futures		948,104
Swaps		77,757
Foreign currency transactions		147,629
Net change in unrealized appreciation/depreciation on:
Investments		1,875,419 (b)
Forward currency exchange contracts		(137,407)
Futures		(81,332)
Swaps		(609,879)
Foreign currency denominated assets and liabilities		(15,324)

Net gain on investment and foreign currency transactions		3,655,459

Net Increase in Net Assets from Operations		$5,372,576

(a)	Net of foreign capital gains taxes of $728.

(b)	Net of decrease in accrued foreign capital gains of $31,607.

See notes to financial statements.

34 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,717,117	$1,216,857
Net realized gain on investment and foreign currency transactions	2,623,982	537,560
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	1,031,477	2,582,436

Net increase in net assets from operations	5,372,576	4,336,853
Dividends to Shareholders from
Net investment income
Class A	(102,267)	(118,034)
Class C	(16,564)	(9,994)
Advisor Class	(1,097,788)	(700,726)
Class R	(4,092)	(3,471)
Class K	(4,513)	(10,048)
Class I	(299,699)	(609,331)
Class Z	(112)	– 0	–
Tax return of capital
Class A	– 0	–	(25,462)
Class C	– 0	–	(2,156)
Advisor Class	– 0	–	(151,160)
Class R	– 0	–	(749)
Class K	– 0	–	(2,167)
Class I	– 0	–	(131,444)
Capital Stock Transactions
Net increase	31,182,097	27,250,690

Total increase	35,029,638	29,822,801
Net Assets
Beginning of period	64,694,252	34,871,451

End of period (including distributions in excess of net investment income of $(101,342) and $(293,424), respectively)	$99,723,890	$64,694,252

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 35

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 31 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Effective July 31, 2017 the Fund commenced offering of Class Z shares. Class B, Class T, Class 1, and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

36 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 37

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and

38 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017:

Investments in Securities	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks:
Information Technology	$2,450,015		$16,141,261	$	– 0	–	$18,591,276
Financials	1,114,102		17,306,856		– 0	–	18,420,958
Industrials	609,523		11,160,780		– 0	–	11,770,303
Materials	742,383		5,003,206		– 0	–	5,745,589
Real Estate	– 0	–	3,352,526		– 0	–	3,352,526
Utilities	– 0	–	2,365,165		– 0	–	2,365,165
Consumer Discretionary	475,166		1,772,481		– 0	–	2,247,647
Energy	1,759,591		318,450		– 0	–	2,078,041
Telecommunication Services	331,283		787,915		– 0	–	1,119,198
Consumer Staples	242,053		590,414		– 0	–	832,467
Health Care	758,682		27,582		– 0	–	786,264

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 39

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Fixed Income Securities:
Sovereign Bonds	$	– 0	–	$12,306,561		$	– 0	–	$12,306,561
Treasury Bonds		– 0	–	3,466,264			– 0	–	3,466,264
Corporate Bonds		– 0	–	2,597,506			340,478		2,937,984
Emerging Markets – Treasuries		– 0	–	2,433,162			– 0	–	2,433,162
Quasi-Sovereign Bonds		– 0	–	2,077,471			– 0	–	2,077,471
Inflation-Linked Securities		– 0	–	1,635,270			– 0	–	1,635,270
Regional Bonds		– 0	–	740,703			– 0	–	740,703
Warrants		– 0	–	345,391			– 0	–	345,391
Investment Companies		207,683		– 0	–		– 0	–	207,683
Rights		– 0	–	– 0	–		2,022		2,022
Short-Term Investments:
Investment Companies		3,059,116		– 0	–		– 0	–	3,059,116
Time Deposits		– 0	–	370,260			– 0	–	370,260
Treasury Bonds		– 0	–	329,558			– 0	–	329,558
Sovereign Bonds		– 0	–	– 0	–		310,510		310,510

Total Investments in Securities		11,749,597		85,128,782	+		653,010		97,531,389
Other Financial Instruments*:
Assets
Futures		16,375		1,680			– 0	–	18,055	†
Forward Currency Exchange Contracts		– 0	–	131,361			– 0	–	131,361
Centrally Cleared Interest Rate Swaps		– 0	–	63,122			– 0	–	63,122	†
Variance Swaps		– 0	–	75,418			– 0	–	75,418
Liabilities
Futures		(45,351)		(67,663)			– 0	–	(113,014	)†
Forward Currency Exchange Contracts		– 0	–	(190,423)			– 0	–	(190,423)
Centrally Cleared Interest Rate Swaps		– 0	–	(52,687)			– 0	–	(52,687	)†
Total Return Swaps		– 0	–	(12,885)			– 0	–	(12,885)
Variance Swaps		– 0	–	(643,107)			– 0	–	(643,107)

Total^		$11,720,621		$84,433,598			$653,010		$96,807,229

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions written which are valued at market value.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation of exchange-traded derivatives as reported in the portfolio of investments.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bonds		Rights			Sovereign Bonds			Totals
Balance as of 3/31/17	$182,267		$	– 0	–	$	– 0	–	$182,267
Accrued discounts/(premiums)	644			– 0	–		22,101		22,745
Realized gain (loss)	– 0	–		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	9,189			2,022			5,126		16,337
Purchases	420,938			– 0	–		283,283		704,221
Sales	(272,560)			– 0	–		– 0	–	(272,560)

Balance as of 9/30/17	$340,478			$2,022			$310,510		$653,010

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17**	$(232,024)			$2,022			$5,126		$(224,876)

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2)

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NOTES TO FINANCIAL STATEMENTS (continued)

daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Asset and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the first $1 billion, .80% of the next $1 billion, .75% of the next $1 billion and .70% in excess of $3 billion of the Fund’s average daily net assets. Prior to February 3, 2017, the Fund paid the Adviser at an annual rate of 1% of the first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to reimburse its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (“the Expense Caps”) to 1.24%,

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NOTES TO FINANCIAL STATEMENTS (continued)

1.99%, .99%, 1.49%, 1.24%, .99% and .99% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Expense Caps may not be terminated before July 31, 2018. For the six months ended September 30, 2017, such waiver/reimbursement amounted to $235,673. Prior to February 3, 2017, the Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.60%, 2.35%, 1.35%, 1.85%, 1.60%, and 1.35% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares respectively.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended September 30, 2017, the reimbursement for such services amounted to $3,024.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $14,497 for the six months ended September 30, 2017.

AllianceBernstein Investments, Inc. (the “Distributor”), is a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,160 from the sale of Class A shares and received $27 and $74 in contingent deferred sales charges imposed upon redemption by shareholders of Class A and Class C shares, respectively, for the six months ended September 30, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2017, such waiver amounted to

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NOTES TO FINANCIAL STATEMENTS (continued)

$6,960. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended September 30, 2017 is as follows:

Market Value March 31, 2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)	Dividend Income (000)
$9,352	$22,248	$28,541	$3,059	$26

Brokerage commissions paid on investment transactions for the six months ended September 30, 2017 amounted to $63,565, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective July 31, 2015, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A share’s average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $6,886 and $318 for Class C and Class R shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2017, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$67,001,974	$31,266,102
U.S. government securities	2,695,195	2,689,576

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$7,750,291
Gross unrealized depreciation	(3,629,067)

Net unrealized appreciation	$4,121,224

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended September 30, 2017, the Fund held foreign-currency contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2017, the Fund held futures for hedging and non-hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (continued)

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission

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NOTES TO FINANCIAL STATEMENTS (continued)

merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of asset and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended September 30, 2017, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of September 30, 2017, the Fund had no Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for certain Sale Contracts.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer on the referenced obligation. The

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NOTES TO FINANCIAL STATEMENTS (continued)

implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended September 30, 2017, the Fund held credit default swaps for hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended September 30, 2017, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended September 30, 2017, the Fund held variance swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted

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NOTES TO FINANCIAL STATEMENTS (continued)

and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty table below.

During the six months ended September 30, 2017 the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$16,375	*	Receivable/Payable for variation margin on futures	$45,351	*

Interest rate contracts	Receivable/Payable for variation margin on exchange traded swaps	63,122	*	Receivable/Payable for variation margin on exchange traded swaps	52,687	*

Interest rate contracts				Unrealized depreciation on total return swaps	12,885

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	131,361		Unrealized depreciation on forward currency exchange contracts	190,423

Equity contracts	Unrealized appreciation on variance swaps	75,418		Unrealized depreciation on variance swaps	643,107

Equity contracts	Receivable/Payable for variation margin on futures	1,680	*	Receivable/Payable for variation margin on futures	67,663	*

Total		$287,956			$1,012,116

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on exchange-traded derivatives as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$28,417	$(42,190)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	140,289	(33,983)

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation on foreign currency denominated assets and liabilities	177,051	(137,407)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(49,327)	– 0	–

Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	98,667	(567,689)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	807,815	(47,349)

Total	$1,202,912	$(828,618)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2017:

Centrally Cleared Interest Rate Swaps:
Average notional amount	$2,801,919
Credit Default Swaps:
Average notional amount on buy contracts	$708,000	(a)
Forward Currency Exchange Contracts:
Average principal amount on buy contracts	$19,347,701
Average principal amount on sale contracts	$16,095,034

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NOTES TO FINANCIAL STATEMENTS (continued)

Futures:
Average notional amount on buy contracts	$11,852,354
Average notional amount on sale contracts	$1,007,125	(b)
Total Return Swaps:
Average notional amount	$4,764,123	(c)
Variance Swaps:
Average notional amount	$1,177,339	(c)

(a)	Positions were open for four months during the reporting period.

(b)	Positions were open for one month during the reporting period.

(c)	Positions were open for five months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held during the six months were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of September 30, 2017. Exchange-traded derivatives are not subject to netting arrangements and as such are excluded from the table. At September 30, 2017 the total derivative assets and liabilities not subject to netting arrangements were $81,177 and $165,701, respectively.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA.	$30,975	$(30,975)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	15,585	(15,585)			– 0	–		– 0	–		– 0	–
BNP Paribas	9,384	– 0	–		– 0	–		– 0	–		9,384
Brown Brothers Harriman & Co.	8,685	(8,685)			– 0	–		– 0	–		– 0	–
Citibank, NA.	16,088	(15,268)			– 0	–		– 0	–		820
Deutsche Bank AG	75,418	(75,418)			– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA.	4,269	(4,269)			– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA.	3,091	(1,501)			– 0	–		– 0	–		1,590
Morgan Stanley Capital Services LLC	9,336	– 0	–		– 0	–		– 0	–		9,336
Royal Bank of Scotland PLC	9,874	– 0	–		– 0	–		– 0	–		9,874
Standard Chartered Bank	24,074	– 0	–		– 0	–		– 0	–		24,074

Total	$206,779	$(151,701)		$	– 0	–	$	– 0	–		$55,078	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
OTC Derivatives:
Australia & New Zealand Bank Group Ltd.	$48,531	$	– 0	–	$	– 0	–	$	– 0	–	$48,531
Bank of America, NA.	592,322	(30,975)	(530,000)	– 0	–	31,347
Barclays Bank PLC	26,811	(15,585)	– 0	–	– 0	–	11,226
Brown Brothers Harriman & Co.	9,724	(8,685)	– 0	–	– 0	–	1,039
Citibank, NA.	15,268	(15,268)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	76,696	(75,418)	– 0	–	– 0	–	1,278
Goldman Sachs Bank USA	75,562	(4,269)	– 0	–	– 0	–	71,293
JPMorgan Chase Bank, NA.	1,501	(1,501)	– 0	–	– 0	–	– 0	–

Total	$846,415	$(151,701)	$(530,000)	$	– 0	–	$164,714	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to

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NOTES TO FINANCIAL STATEMENTS (continued)

receive collateral consisting of cash in an amount exceeding the value of the securities loaned. A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. Prior to June 27, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At September 30, 2017, the Fund had no securities on loan and had received no cash collateral. The Fund earned securities lending income of $699 and $251 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended September 30, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For six months ended September 30, 2017, such waiver amounted to $54. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended September 30, 2017 is as follows:

Market Value March 31, 2017 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2017 (000)		Dividend Income (000)
$	– 0 –	$2,961	$2,961	$	– 0 –	$	– 0 –	*

*	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017

Class A
Shares sold	333,160	727,876		$3,210,145	$6,543,915

Shares issued in reinvestment of dividends	8,733	14,899		85,336	128,347

Shares converted from Class C	2,222	– 0	–	20,821	– 0	–

Shares redeemed	(129,984)	(416,415)		(1,217,276)	(3,635,011)

Net increase	214,131	326,360		$2,099,026	$3,037,251

Class C
Shares sold	96,610	53,420		$931,142	$477,643

Shares issued in reinvestment of dividends	1,083	1,061		10,589	9,079

Shares converted to Class A	(2,229)	– 0	–	(20,821)	– 0	–

Shares redeemed	(2,642)	(11,449)		(25,431)	(98,629)

Net increase	92,822	43,032		$895,479	$388,093

Advisor Class
Shares sold	3,484,704	3,304,607		$33,656,495	$29,723,712

Shares issued in reinvestment of dividends	90,729	84,990		888,752	734,670

Shares redeemed	(629,584)	(876,736)		(6,108,250)	(7,407,067)

Net increase	2,945,849	2,512,861		$28,436,997	$23,051,315

Class R
Shares sold	12,328	18,632		$122,042	$167,380

Shares issued in reinvestment of dividends	404	452		3,952	3,864

Shares redeemed	(1)	(32)		(7)	(291)

Net increase	12,731	19,052		$125,987	$170,953

Class K
Shares sold	6,626	20,232		$65,465	$175,839

Shares issued in reinvestment of dividends	450	1,384		4,367	11,840

Shares redeemed	(3,546)	(13,877)		(34,094)	(124,199)

Net increase	3,530	7,739		$35,738	$63,480

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017		Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017

Class I
Shares sold	8,866	61,677		$82,703		$561,775

Shares issued in reinvestment of dividends	385	1,809		3,704		15,481

Shares redeemed	(53,534)	(4,211)		(507,540)		(37,658)

Net increase (decrease)	(44,283)	59,275		$(421,133)		$539,598

Class Z*
Shares sold	1,020	– 0	–	$10,003	$	– 0	–

Net increase	1,020	– 0	–	$10,003	$	– 0	–

*	Commenced distributions on July 31, 2017.

At September 30, 2017, the Adviser owned approximately 51.47% of the Fund’s outstanding shares.

NOTE G

Risks Involved in Investing in the Fund

Emerging Market Risk—Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk—The Fund may not always be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region.

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NOTES TO FINANCIAL STATEMENTS (continued)

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally, and less secondary market liquidity.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended September 30, 2017.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2017 and March 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$1,451,604	$762,458
Tax Return of Capital	313,138	361,102

Total taxable distributions paid	$1,764,742	$1,123,560

As of March 31, 2017 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(3,856,926	)(a)
Unrealized appreciation/(depreciation)	2,656,563	(b)

Total accumulated earnings/(deficit)	$(1,200,363	)(c)

(a)	As of March 31, 2017, the Fund had a net capital loss carryforward of $3,856,926. During the fiscal year, the Fund utilized $324,001 of capital loss carryforwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, and the tax treatment of Passive Foreign Investment Companies (PFICs).

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2017, the Fund had a net short-term capital loss carryforward of $3,483,850 and net long-term capital loss carryforward of $373,076 which may be carried forward for an indefinite period.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is

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NOTES TO FINANCIAL STATEMENTS (continued)

effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 9.20	$ 8.59	$ 8.99	$ 9.20	$ 10.05	$ 10.13

Income From Investment Operations
Net investment income(a)(b)	.19	.24	.27	.28	.27	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.48	.74	(.37)	(.10)	(.96)	(.07)

Net increase (decrease) in net asset value from operations	.67	.98	(.10)	.18	(.69)	.08

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.30)	(.20)	(.39)	(.16)	(.16)
Tax return of capital	– 0	–	(.07)	(.10)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.37)	(.30)	(.39)	(.16)	(.16)

Net asset value, end of period	$ 9.72	$ 9.20	$ 8.59	$ 8.99	$ 9.20	$ 10.05

Total Return
Total investment return based on net asset value(c)	7.33%	11.82%	(0.98	)%^	1.91%	(6.82)%	0.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,110	$4,764	$1,643	$634	$605	$757
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.23	%(e)	1.51%	1.62%	1.65%	1.65%	1.65%
Expenses, before waivers/reimbursements(d)†	1.82	%(e)	2.92%	3.22%	2.96%	2.67%	2.88%
Net investment income(b)	3.90	%(e)	2.68%	3.15%	2.96%	2.88%	1.48%
Portfolio turnover rate	46%	118%	108%	114%	183%	91%

See footnote summary on page 69.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 9.19	$ 8.59	$ 8.97	$ 9.18	$ 9.99	$ 10.09

Income From Investment Operations
Net investment income(a)(b)	.16	.17	.22	.18	.21	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.46	.75	(.37)	(.08)	(.95)	(.09)

Net increase (decrease) in net asset value from operations	.62	.92	(.15)	.10	(.74)	.00	(f)

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.26)	(.16)	(.31)	(.07)	(.10)
Tax return of capital	– 0	–	(.06)	(.07)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.32)	(.23)	(.31)	(.07)	(.10)

Net asset value, end of period	$ 9.68	$ 9.19	$ 8.59	$ 8.97	$ 9.18	$ 9.99

Total Return
Total investment return based on net asset value(c)	6.87%	11.00	%^	(1.58	)%^	1.23%	(7.47)%	.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,422	$497	$95	$98	$69	$114
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.98	%(e)	2.26%	2.35%	2.35%	2.35%	2.35%
Expenses, before waivers/reimbursements(d)†	2.58	%(e)	3.69%	3.93%	3.71%	3.34%	3.66%
Net investment income(b)	3.20	%(e)	1.97%	2.52%	1.97%	2.25%	.91%
Portfolio turnover rate	46%	118%	108%	114%	183%	91%

See footnote summary on page 69.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 9.22	$ 8.61	$ 9.00	$ 9.22	$ 10.07	$ 10.15

Income From Investment Operations
Net investment income(a)(b)	.21	.27	.31	.31	.30	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.47	.74	(.38)	(.11)	(.96)	(.08)

Net increase (decrease) in net asset value from operations	.68	1.01	(.07)	.20	(.66)	.10

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.33)	(.22)	(.42)	(.19)	(.18)
Tax return of capital	– 0	–	(.07)	(.10)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.40)	(.32)	(.42)	(.19)	(.18)

Net asset value, end of period	$ 9.74	$ 9.22	$ 8.61	$ 9.00	$ 9.22	$ 10.07

Total Return
Total investment return based on net asset value(c)	7.42%	12.07%	(0.63	)%^	2.17%	(6.48)%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,047	$42,000	$17,572	$15,805	$16,242	$14,088
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.98	%(e)	1.24%	1.35%	1.35%	1.35%	1.35%
Expenses, before waivers/reimbursements(d)†	1.57	%(e)	2.64%	2.92%	2.65%	2.40%	2.63%
Net investment income(b)	4.22	%(e)	3.07%	3.60%	3.27%	3.18%	1.80%
Portfolio turnover rate	46%	118%	108%	114%	183%	91%

See footnote summary on page 69.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 9.17	$ 8.57	$ 8.96	$ 9.18	$ 10.03	$ 10.12

Income From Investment Operations
Net investment income(a)(b)	.17	.18	.26	.26	.25	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.49	.78	(.37)	(.11)	(.95)	(.09)

Net increase (decrease) in net asset value from operations	.66	.96	(.11)	.15	(.70)	.06

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.30)	(.19)	(.37)	(.15)	(.15)
Tax return of capital	– 0	–	(.06)	(.09)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.36)	(.28)	(.37)	(.15)	(.15)

Net asset value, end of period	$ 9.69	$ 9.17	$ 8.57	$ 8.96	$ 9.18	$ 10.03

Total Return
Total investment return based on net asset value(c)	7.19%	11.51%	(1.07)%	1.70%	(6.99)%	0.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$318	$184	$9	$9	$9	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.48	%(e)	1.72%	1.85%	1.85%	1.85%	1.85%
Expenses, before waivers/reimbursements(d)†	2.23	%(e)	3.24%	3.39%	3.11%	2.85%	3.20%
Net investment income(b)	3.59	%(e)	2.08%	3.00%	2.79%	2.66%	1.53%
Portfolio turnover rate	46%	118%	108%	114%	183%	91%

See footnote summary on page 69.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 9.16	$ 8.56	$ 8.95	$ 9.17	$ 10.03	$ 10.12

Income From Investment Operations
Net investment income(a)(b)	.19	.26	.24	.28	.26	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.48	.71	(.33)	(.10)	(.94)	(.09)

Net increase (decrease) in net asset value from operations	.67	.97	(.09)	.18	(.68)	.08

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.30)	(.20)	(.40)	(.18)	(.17)
Tax return of capital	– 0	–	(.07)	(.10)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.15)	(.37)	(.30)	(.40)	(.18)	(.17)

Net asset value, end of period	$ 9.68	$ 9.16	$ 8.56	$ 8.95	$ 9.17	$ 10.03

Total Return
Total investment return based on net asset value(c)	7.27%	11.75%	(0.86	)%^	1.91%	(6.75)%	0.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$349	$298	$212	$10	$9	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	1.22	%(e)	1.53%	1.60%	1.60%	1.60%	1.60%
Expenses, before waivers/reimbursements(d)†	1.97	%(e)	2.89%	3.34%	2.86%	2.68%	2.92%
Net investment income(b)	3.94	%(e)	2.94%	2.87%	2.95%	2.76%	1.78%
Portfolio turnover rate	46%	118%	108%	114%	183%	91%

See footnote summary on page 69.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 67

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 9.16	$ 8.56	$ 8.96	$ 9.19	$ 10.04	$ 10.13

Income From Investment Operations
Net investment income(a)(b)	.20	.28	.30	.32	.29	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.48	.72	(.37)	(.12)	(.94)	(.09)

Net increase (decrease) in net asset value from operations	.68	1.00	(.07)	.20	(.65)	.11

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.33)	(.22)	(.43)	(.20)	(.20)
Tax return of capital	– 0	–	(.07)	(.11)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.40)	(.33)	(.43)	(.20)	(.20)

Net asset value, end of period	$ 9.67	$ 9.16	$ 8.56	$ 8.96	$ 9.19	$ 10.04

Total Return
Total investment return based on net asset value(c)	7.49%	12.15	%^	(0.66	)%^	2.15%	(6.44)%	1.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,468	$16,952	$15,342	$16,054	$18,351	$20,039
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)†	.97	%(e)	1.28%	1.35%	1.35%	1.35%	1.35%
Expenses, before waivers/reimbursements(d)†	1.53	%(e)	2.51%	2.85%	2.57%	2.33%	2.64%
Net investment income(b)	4.17	%(e)	3.19%	3.49%	3.37%	3.17%	2.02%
Portfolio turnover rate	46%	118%	108%	114%	183%	91%

See footnote summary on page 69.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	Class Z
	July 31, 2017(g) to September 30, 2017

Net asset value, beginning of period	$ 9.81

Income From Investment Operations
Net investment income(a)(b)	.06
Net realized and unrealized gain on investment and foreign currency transactions	(.09)

Net increase in net asset value from operations	(.03)

Less: Dividends
Dividends from net investment income	(.11)

Total dividends	(.11)

Net asset value, end of period	$ 9.67

Total Return
Total investment return based on net asset value(c)	(0.23)%
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements†	0.98	%(e)
Expenses, before waivers/reimbursements†	1.54	%(e)
Net investment income(b)	3.48	%(e)
Portfolio turnover rate	46%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

^	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(d)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended September 30, 2017 and the year ended March 31, 2017, such waiver amounted to 0.02.% and 0.02% annualized for the Fund, respectively.

†	Expense ratios exclude the acquired fund fees of affiliated/unaffiliated underlying portfolios of 0.02% for the six months ended September 30, 2017.

(e)	Annualized.

(f)	Amount is less than $0.005.

(g)	Commencement of distribution.

See notes to financial statements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 69

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Carol C. McMullen(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Henry S. D’Auria(2), Vice President

Paul J. DeNoon(2), Vice President

Morgan C. Harting(2), Vice President

Shamaila Khan(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Portfolio are made by the Adviser’s Emerging Markets Multi-Asset Team. Messrs. D’Auria, DeNoon, Harting and Ms. Khan are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 71

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. The Adviser did not request any reimbursements from the Fund in the latest fiscal year. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed. The directors noted that the reduction in the advisory fee rate effective since February 3, 2017 would likely impact the Adviser’s profitability analysis in future years.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the

72 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual effective advisory fee rate (reflecting a reduction in the advisory fee effective since February 3, 2017) with a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 73

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since February 3, 2017. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap, which had been set at a lower level since the advisory fee reduction that took effect on February 3, 2017. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting.

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The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB EMERGING MARKETS MULTI-ASSET PORTFOLIO | 75

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy; prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves.

76 | AB EMERGING MARKETS MULTI-ASSET PORTFOLIO	abfunds.com

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

EMMA-0152-0917

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 27, 2017